PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Lewis and Clark Pharmaceuticals, Inc. [Member]
PROPERTY AND EQUIPMENT	NOTE 4 – PROPERTY AND EQUIPMENT Depreciation expense related to property and equipment was $2,385 and $2,109 for the six months ended June 30, 2017 and 2016, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Major classes of property and equipment at December 31, 2016 and 2015 consist of the following:

	2016	2015
Computers and equipment	$7,225	$7,225
Lab equipment	21,138	15,714
	28,363	22,939
Less: accumulated depreciation	(13,517)	(9,297)
Net property and equipment	$14,846	$13,642

Depreciation expense related to property and equipment was $4,220 and $3,491 for the years ended December 31, 2016 and 2015, respectively.